Earnings Per Share - Summary of Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator
Net income available to Full Truck Alliance Co. Ltd.	¥ 3,069,849	$ 420,568	¥ 2,212,888	¥ 406,762
Net income available to ordinary shareholders—basic	3,069,849	$ 420,568	2,212,888	406,762
Dilutive effect arising from stock options of a subsidiary | ¥	(206)		(23)	0
Net income available to ordinary shareholders—diluted | ¥	¥ 3,069,643		¥ 2,212,865	¥ 406,762
Denominator
Weighted average number of ordinary shares outstanding—basic	20,822,835,545	20,822,835,545	21,111,924,886	21,517,856,981
Adjustments for dilutive share options of the Group	79,386,491	79,386,491	50,426,575	61,759,408
Weighted average number of ordinary shares outstanding—diluted	20,902,222,036	20,902,222,036	21,162,351,461	21,579,616,389
Earnings per share—basic | (per share)	¥ 0.15	$ 0.02	¥ 0.1	¥ 0.02
Earnings per share—diluted | (per share)	¥ 0.15	$ 0.02	¥ 0.1	¥ 0.02